Share-Based Compensation - Share Activity Performance LTI (Detail) (Fiat Industrial, Performance LTI [Member], EUR €)	0 Months Ended	12 Months Ended
	Apr. 05, 2012	Dec. 31, 2013
Fiat Industrial, Performance LTI [Member]
Shares
Nonvested at beginning of year		1,000,000
Granted	1,000,000
Forfeited
Vested
Nonvested at end of year		1,000,000
Grant-Date Fair Value
Nonvested at beginning of year		€ 7.795
Granted
Forfeited
Vested
Nonvested at end of year		€ 7.795